UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05506

College and University Facility Loan Trust Two

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

Address of principal executive offices) (Zip code)

Laura S Cawley

US Bank Corporate Trust Services

One Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6452

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

(unaudited)

February 28, 2014

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Effective Yield to Maturity % (A)	Amortized Cost
	COLLEGE AND UNIVERSITY LOANS (215%)
	------------ ALABAMA (17%)-----------
$565	Alabama Agricultural and Mechanical University	3.000	05/01/2018	10.27	$492
665	Auburn University	3.000	12/01/2018	9.16	543

					1,035
	------------CALIFORNIA (23%)------------
33	Azusa Pacific University	3.750	04/01/2015	10.88	31
938	California State University	3.000	11/01/2019	8.99	783
179	Lassen Junior College District	3.000	04/01/2020	10.27	145
570	University Student Co-Operative Association	3.000	04/01/2019	10.70	468

					1,427
	------------DISTRICT OF COLUMBIA (54%)------------
1,133	Georgetown University	3.000	11/01/2020	10.36	883
3,030	Georgetown University	4.000	11/01/2020	10.52	2,437

					3,320
	------------ FLORIDA (3%)------------
180	University of Florida	3.000	07/01/2014	10.15	169

					169
	------------ GEORGIA (3%) ------------
20	Mercer University	3.000	05/01/2014	10.58	20
199	Paine College	3.000	10/01/2016	10.45	176

					196
	------------ INDIANA (23%) ------------
1,900	Vincennes University	3.000	06/01/2023	9.02	1,422

					1,422
	------------ IOWA (1%) ------------
68	Simpson College	3.000	07/01/2016	10.58	59

					59
	------------ MARYLAND (3%)------------
15	Hood College	3.625	11/01/2014	10.54	14
181	Morgan State University	3.000	11/01/2014	10.56	174

					188
	------------ MISSISSIPPI (11%)------------
252	Millsaps College	3.000	11/01/2021	10.34	191
610	Mississippi State University	3.000	12/01/2020	9.64	465

					656
	------------ MISSOURI (0%)*------------
27	Drury College	3.000	04/01/2015	10.63	26

					26
	------------ NEW HAMPSHIRE (1%)------------
34	New England College	3.000	04/01/2016	10.77	31

					31
	------------ NEW JERSEY (8%)------------
450	Fairleigh Dickinson University	3.000	11/01/2017	10.39	385
117	Rider College	3.000	05/01/2017	10.70	103

					488
	------------ NEW Mexico (2%)------------
175	College of Santa Fe	3.000	10/01/2018	10.43	146

					146

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

(unaudited)

February 28, 2014

(Dollar Amounts in Thousands)

(continued)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date		Effective Yield to Maturity % (A)		Amortized Cost
	---------- NEW YORK (3%) ----------
$ 135	Daemen College	3.000	04/01/2016		10.77		$123
71	Long Island University	3.625	06/01/2014		10.49		68

							191
	---------- NORTH CAROLINA (3%) ----------
100	Elizabeth City State University	3.000	10/01/2017		10.02		86
153	Saint Mary’s College	3.000	06/01/2020		10.14		119

							205
	---------- OHIO (3%) ----------
120	Wittenberg University	3.000	05/01/2015		10.76		113
63	Wittenberg University	3.000	11/01/2017		10.39		54

							167
	---------- OREGON (3%) ----------
229	George Fox College	3.000	07/01/2018		10.64		191

							191
	---------- PENNSYLVANIA (21%) ----------
70	Drexel University	3.500	05/01/2014		10.53		69
20	Lycoming College	3.625	05/01/2014		10.64		20
50	Lycoming College	3.750	05/01/2015		10.62		47
1,044	Philadelphia College of Art	3.000	01/01/2022		10.62		762
28	Seton Hill College	3.625	11/01/2014		10.53		26
425	Villanova University	3.000	04/01/2019		10.70		349

							1,273
	---------- PUERTO RICO (6%) ----------
445	Inter American University of Puerto Rico	3.000	01/01/2017		10.94		384

							384
	---------- TENNESSEE (1%) ----------
64	Hiwassee College	3.000	09/15/2018		10.58		53

							53
	---------- TEXAS (3%) ----------
235	University of Saint Thomas	3.000	10/01/2019		10.41		188

							188
	---------- VIRGINIA (21%) ----------
58	Lynchburg College	3.750	05/01/2015		10.64		56
195	Lynchburg College	3.000	05/01/2018		10.68		167
135	Marymount University	3.000	05/01/2016		10.52		123
1,232	Norfolk State University	3.000	12/01/2021		9.77		926

							1,272
	---------- WEST VIRGINIA (1%) ----------
80	Bethany College	3.000	11/01/2017		10.40		68

							68
	---------- WISCONSIN (2%) ----------
115	Marian College	3.000	10/01/2016		10.45		101

							101

	TOTAL COLLEGE & UNIVERSITY LOANS (214%)						13,256

	Allowance for Loan Losses (-2%)						(140)

	Loans, net of Allowance for Loan Loss (212%)						13,116

	INVESTMENT AGREEMENTS (23%)
507	JPMorgan Chase Bank - Liquidity Fund	7.750	06/01/2018	(C)	7.750		507
916	JPMorgan Chase Bank - Revenue Fund	7.050	06/01/2018	(C)	7.050		916

	TOTAL INVESTMENT AGREEMENTS						1,423

	TOTAL INVESTMENTS (235%)				(B	)	$14,539

	OTHER ASSETS, LESS LIABILITIES (-135%)						(8,350)

	NET ASSETS (100.0%)						$6,189

(A)	Represents the rate of return earned by the Trust based on the purchase discount and the accretion to maturity.
(B)	The tax basis of the Loans is approximately $17,831.
(C)	Terminates at the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.
*	Rounds to less than 1%

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)*	/s/Laura S Cawley, Vice President

Date	April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan Calder, Executive Vice President

Date	April 23, 2014

*	Print the name and title of each signing officer under his or her signature.